Prepaid Expenses and Other Current Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid expenses and other current assets

	September 30, 2023	December 31, 2022
	(Unaudited)
Prepaid expenses	$103,523	$140,676
Value added tax receivable	196,142	158,200
Security deposit	16,513	16,346
Prepayment on inventory not received	1,403	—
Prepaid expenses and other current assets	$317,581	$315,222

	December 31, 2022	December 31, 2021
Prepayment on inventory not received	$—	$225,979
Prepaid expenses	140,676	113,600
Value added tax receivable	158,200	83,602
Security deposit	16,346	7,394
Purchase deposits	—	1,507
Prepaid expenses and other current assets	$315,222	$432,082